Subsequent Events (Details)	6 Months Ended		12 Months Ended							12 Months Ended								0 Months Ended																																																							0 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		6 Months Ended													0 Months Ended							0 Months Ended		12 Months Ended				0 Months Ended														12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended																			0 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 04, 2012 USD ($)	Dec. 31, 2011 Pro Forma [Member] USD ($)	Sep. 24, 2009 Second Lien Loans [Member] USD ($)	Dec. 31, 2011 12.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Line of Credit [Member] USD ($)	Jun. 30, 2012 Line of Credit [Member] USD ($)	Dec. 31, 2010 Line of Credit [Member] USD ($)	Sep. 04, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Jun. 30, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] Pro Forma [Member] USD ($)	Apr. 16, 2012 Senior Toggle Notes [Member] USD ($)	Apr. 16, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Feb. 02, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] USD ($)	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Feb. 02, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Oct. 31, 2009 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member] Pro Forma [Member] USD ($)		Jun. 30, 2012 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member] Pro Forma [Member] USD ($)		Jun. 30, 2012 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] Pro Forma [Member] USD ($)		Jun. 30, 2012 Other Bank Indebtedness [Member] USD ($)	Dec. 31, 2011 Other Bank Indebtedness [Member] USD ($)		Dec. 31, 2010 Other Bank Indebtedness [Member] USD ($)	Dec. 31, 2011 Other Bank Indebtedness [Member] Pro Forma [Member] USD ($)		Feb. 02, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] Pro Forma [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member] Pro Forma [Member] USD ($)		Feb. 02, 2012 Secured Debt [Member] Revolving Credit Facility [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Revolving Credit Facility [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Letters of Credit [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Letters of Credit [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] Pro Forma [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member] USD ($)	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] First Lien Notes [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] New First and Half Lien Notes [Member] Subsequent Event [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] First Lien and New First and Half Lien Notes [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] First Lien and New First and Half Lien Notes [Member] Subsequent Event [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Non-extended Term Loans [Member] Subsequent Event [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Apple Ridge Funding LLC [Member] Pro Forma [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] Pro Forma [Member] USD ($)		Dec. 31, 2011 LIBOR [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] Secured Debt [Member]	Jun. 30, 2012 LIBOR [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]	Jun. 30, 2012 LIBOR [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 LIBOR [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 Federal Funds Effective Rate [Member] Secured Debt [Member]	Jun. 30, 2012 Federal Funds Effective Rate [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 Federal Funds Effective Rate [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 ABR [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 ABR [Member] Secured Debt [Member]	Jun. 30, 2012 ABR [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 ABR [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]	Jun. 30, 2012 ABR [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 ABR [Member] Secured Debt [Member] Extended term loan facility [Member]	Jun. 30, 2012 July 2013 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 July 2013 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 August 2012 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 August 2012 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 January 2013 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 January 2013 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Dec. 31, 2011 August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Jun. 30, 2012 Working Capital Facility [Member] August 2012 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Dec. 31, 2011 Working Capital Facility [Member] August 2012 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Jun. 30, 2012 Working Capital Facility [Member] August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] USD ($)	Jun. 30, 2012 Working Capital Facility [Member] August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Dec. 31, 2011 Working Capital Facility [Member] August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Dec. 31, 2010 Working Capital Facility [Member] August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Dec. 31, 2011 Common Class A [Member]	Dec. 31, 2010 Common Class A [Member]	Dec. 31, 2011 Common Class B [Member]	Dec. 31, 2010 Common Class B [Member]	Feb. 27, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Common Class A [Member] Subsequent Event [Member]	Feb. 24, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Common Class A [Member] Subsequent Event [Member]	Feb. 24, 2012 Outstanding Options [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Common Class A [Member] Subsequent Event [Member]	Feb. 24, 2012 Future Stock Awards [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Common Class A [Member] Subsequent Event [Member]	Sep. 04, 2012 Other Holders [Member] Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Sep. 04, 2012 Significant Holders [Member] Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Sep. 04, 2012 Per $1,000 Aggregate Principal Increment [Member] USD ($)
Subsequent Event [Line Items]
Long-term debt			$ 7,150,000,000										$ 2,100,000,000	$ 2,110,000,000	$ 2,110,000,000	$ 0	$ 2,110,000,000			$ 41,000,000	$ 52,000,000	$ 468,000,000	$ 52,000,000	$ 593,000,000	$ 593,000,000	$ 0	$ 593,000,000	$ 700,000,000	$ 700,000,000	$ 0	$ 700,000,000	$ 325,000,000	$ 325,000,000	$ 0	$ 325,000,000	$ 650,000,000	$ 650,000,000	$ 650,000,000	$ 150,000,000	$ 650,000,000	$ 64,000,000	$ 64,000,000	$ 1,688,000,000	$ 64,000,000	$ 489,000,000	$ 489,000,000	[1]	$ 0	$ 489,000,000	[1]	$ 129,000,000	$ 129,000,000	[2]	$ 0	$ 129,000,000	[2]	$ 10,000,000	$ 10,000,000	$ 0	$ 10,000,000	$ 188,000,000	$ 187,000,000	[3]	$ 864,000,000	$ 187,000,000	[3]								$ 97,000,000	[4],[5]	$ 109,000,000	$ 55,000,000	$ 0			$ 97,000,000	[4],[6]				$ 81,000,000	$ 1,822,000,000	$ 1,822,000,000	[7]	$ 0	$ 1,822,000,000	[7]	$ 593,000,000	$ 700,000,000	$ 593,000,000	$ 325,000,000	$ 325,000,000				$ 0	$ 629,000,000	[7]	$ 3,059,000,000			$ 78,000,000	[4],[5]	$ 0	$ 0																																																			$ 127,000,000	$ 1,900,000,000
Lock-up Period						180 days
Induced Conversion Shares						0.125
Induced Conversion - Cash Payment						105,000,000																																																																																																																																																													1,000
Induced Conversion - Cash Payment per $1000 Aggregate Principal Amount																																																																																																																																																																			55.00
Interest rate, stated percentage														11.00%	11.00%					11.00%	11.00%			7.625%		7.625%		7.875%	7.875%			9.00%		9.00%		13.50%	13.50%				10.50%	10.50%			11.50%	11.50%	[1]				12.00%	12.00%	[2]				13.375%	13.375%			12.375%	12.375%	[3]																																7.625%		9.00%
Proceeds from term loan extension	0	98,000,000	98,000,000	0	0																																																																																													918,000,000	918,000,000
Repayments of Long-term Debt										25,000,000									11,000,000																																																																																	629,000,000					629,000,000
Repayments of senior secured credit facilities	640,000,000	703,000,000	706,000,000	32,000,000	32,000,000													11,000,000																																																							156,000,000						156,000,000				289,000,000	289,000,000																						133,000,000					133,000,000
Line of Credit Facility, Maximum Borrowing Capacity																																																																										363,000,000	[4],[5],[6]	363,000,000												1,822,000,000	[7]													629,000,000	[7]				289,000,000	[4],[5]
Maximum borrowing capacity, notes								150,000,000	2,742,000,000	125,000,000	100,000,000			2,110,000,000	2,110,000,000					41,000,000	52,000,000			593,000,000		593,000,000		700,000,000	700,000,000			325,000,000		325,000,000		650,000,000	650,000,000				64,000,000	64,000,000			492,000,000	492,000,000	[1]				130,000,000	130,000,000	[2]				10,000,000	10,000,000			190,000,000	190,000,000	[3]				108,000,000	133,000,000	[8],[9]																		1,822,000,000	1,822,000,000	[7]																																																				8,000,000				35,000,000	35,000,000	5,000,000	5,000,000	8,000,000	5,000,000	5,000,000	5,000,000
Maximum borrowing capacity, securitized obligations																																																																																																																400,000,000	400,000,000	[10]				63,000,000	62,000,000	[10],[11]
Total borrowing capacity	8,061,000,000		8,096,000,000
Short-term debt										125,000,000	105,000,000	155,000,000																																																								133,000,000	[8]	163,000,000	133,000,000	[9]																																																																			50,000,000	75,000,000	5,000,000	8,000,000	50,000,000	50,000,000
Securitization obligations	267,000,000		327,000,000	331,000,000																																																																																																												245,000,000	296,000,000	[10]	296,000,000	296,000,000	[10]	22,000,000	31,000,000	[10],[11]	35,000,000	31,000,000	[10],[11]
Total long-term and short-term debt	7,602,000,000		7,477,000,000	7,223,000,000			7,688,000,000
Available Capacity	364,000,000		493,000,000				307,000,000							0	0		0			0	0		0	0			0	0	0		0	0			0	0	0			0	0	0		0	0	0	[1]		0	[1]	0	0	[2]		0	[2]	0	0		0	0	0	[3]		0	[3]	3,000,000	0	[8]		0	[9]		200,000,000	[4],[5]	165,000,000					172,000,000	[4],[6]					0	0	[7]		0	[7]										0	[7]				158,000,000	[4],[5]				155,000,000	104,000,000	[10]		104,000,000	[10]	41,000,000	31,000,000	[10],[11]		31,000,000	[10],[11]
Increase (decrease) in unused borrowing capacity																																																																										66,000,000						(25,000,000)	(94,000,000)				89,000,000																						53,000,000
Description of variable interest rate basis			LIBOR																																																																																																																										LIBOR	LIBOR	LIBOR	LIBOR	LIBOR		Federal Funds Effective Rate	Federal Funds Effective Rate			ABR	ABR	JPMorgan Chase Bank, N.A.’s prime rate (“ABR”)	JPMorgan Chase Bank, N.A.’s prime rate (“ABR”)
Basis spread on variable interest rate																																																																																																																												3.25%	3.00%	3.25%	2.25%	4.25%	4.25%	0.50%	1.75%	1.75%	2.25%	2.00%	2.25%	1.25%	3.25%	3.25%
Debt instrument, unamortized discount																																													$ 3,000,000	$ 3,000,000					$ 1,000,000	$ 1,000,000									$ 2,000,000	$ 3,000,000
Common shares reserved for future issuance																																																																																																																																																														900,000	700,000	200,000
Increase (decrease) in number of shares authorized for stock incentive plan																																																																																																																																																													800,000
Number of shares authorized for stock incentive plan																																																																																																																																																													1,700,000
Common Stock, Shares, Outstanding																																																																																																																																																									4,200	0	8,017,080	8,017,240

[1]	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.
[2]	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.
[3]	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.
[4]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[5]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[6]	The available capacity under this facility was reduced by $94 million of outstanding letters of credit after taking into consideration the $25 million reduction in letters of credit backed revolving credit borrowings that occurred in January 2012. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[7]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[8]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.
[9]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013.
[10]	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.
[11]	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.